General and administrative (Tables)	12 Months Ended
Dec. 31, 2023
General and administrative
Schedule of general and administrative expense
	For thee years ended December 31,
	2023	2022	2021
	$	$	$
Professional fees	3,248,233	5,208,356	6,256,165
General office, insurance and administration expenditures	2,294,476	2,838,303	3,479,801
Consulting fees	1,305,434	1,452,070	2,196,812
Salaries, wages and benefits	1,855,087	2,798,074	2,856,887
Investor relations	665,915	1,495,695	1,642,653
Building and facility costs	—	519,954	759,590
Foreign exchange (gain) loss	(336,421)	1,323,242	146,587
	9,032,724	15,635,694	17,338,495
Allocated to:
Continuing operations	9,032,724	14,450,094	15,926,103
Discontinued operations	—	1,185,600	1,412,392